Commitments and Contingencies - Lease Balance Sheet Location (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Assets
Operating lease assets	$ 25,505
Current
Operating lease liabilities	1,925
Noncurrent
Operating lease liabilities	25,497
Operating Lease, Liability	$ 27,422